Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB

Funds payable to institutional funding partners[1]	415,033	504,353
Accrued marketing expense	241,139	312,749
Accrued credit reference expense	35,623	67,146
Accrued collection service fee	37,139	41,975
Accrued technical services expense	30,079	43,697
Accrued payment channel expenses	34,577	35,426
Accrued professional service fee	26,028	37,527
Payable to platform users	78,766	111,409
Others	43,381	77,588
	941,765	1,231,870

1	The balance of payable mainly includes funds received from borrowers but not yet transferred to the institutional funding partners due to the settlement time lag.